As filed via EDGAR with the Securities and Exchange
                          Commission on August __, 1998

                                                              File No. 333-_____
                                                              ICA No. 811-8979

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       PRE-EFFECTIVE AMENDMENT NO. __ [ ]

                       POST-EFFECTIVE AMENDMENT NO. __ [ ]
                                                        AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. __



                           THE VICTORY VARIABLE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Stelzer Road, Columbus OH 43219
                       -----------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 362-5365

                               Michael J. Sullivan
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219
                               ------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Carl Frischling, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


         Approximate  date of proposed public  offering:  As soon as practicable after this registration statement becomes effective.
              ---------------------------------------------------

         Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS-REFERENCE SHEET


         (Pursuant to Rule 404 showing location in the Prospectus of the responses to the Items in Part A and location in the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                           THE VICTORY VARIABLE FUNDS


Item Number
Form N-1A,
  Part A       Prospectus Caption
  ------       ------------------

 1(a)          Front Cover Page

  (b)          Back Cover Page

 2(a)          Risk/Return Summary - Investment Objective

  (b)          Risk/Return Summary - Principal Strategies

  (c)          Risk/Return Summary - Principal Risks

   3           Not Applicable

 4(a)          Risk/Return Summary - Investment Objective

  (b)          Risk/Return Summary - Principal Strategies, Investments

  (c)          Risk Factors

   5           Performance

 6(a)          Organization and Management of the Funds

  (b)          Not Applicable

 7(a)          Share Price

  (b)          Investing in the Variable Insurance Funds - How to Purchase
               Shares

  (c)          Investing in the Variable Insurance Funds - How to Redeem
               Shares

  (d)          Dividends, Distributions, and Taxes

  (e) Dividends, Distributions, and Taxes - Important Information about Taxes

  (f)          Not Applicable

 8(a)          Not Applicable

  (b)          Distribution Plan (Class B Prospectus only)

  (c)          Not Applicable

   9           Not Applicable

Item Number
 Form N-1A,    Statement of Additional
   Part B        Information Caption
   ------        -------------------

10(a)          Front Cover Page

  (b)          Table of Contents

11(a)          Additional Information - Description of Shares

  (b)          Not Applicable

12(a)          Statement of Additional Information

  (b)          Additional Information

  (c)          Investment Objectives and Investment Policies and Limitations

  (d)          Temporary Defensive Measures - Short-Term Obligations

  (e)          Not Applicable

13(a)          Trustees and Officers - Board of Trustees

  (b)          Trustees and Officers - Board of Trustees; Officers

  (c)          Trustees and Officers - Board of Trustees

  (d)          Trustees and Officers - Board of Trustees

  (e)          Trustees and Officers - Officers

14(a)          Miscellaneous

  (b)          Not Applicable

  (c)          Trustees and Officers - Officers

15(a)          Advisory and Other Contracts - Investment Adviser

  (b)          Advisory and Other Contracts - Distributor

  (c)          Advisory and Other Contracts - Investment Adviser

  (d)          Transfer Agent; Class B Shares Distribution Plan,Fund Accountant;
               Legal Counsel

  (e)          Not Applicable

  (f)          Additional Purchase, Exchange, and Redemption Information

  (g)          Class B Shares Distribution Plan

  (h)          Administrator; Transfer Agent; Custodian; Independent Accountant;

Item Number
 Form N-1A,    Statement of Additional
   Part B        Information Caption
   ------        -------------------



               Legal Counsel

16(a)          Portfolio Transactions

  (b)          Not Applicable

  (c)          Portfolio Transactions

  (d)          Not Applicable

  (e)          Not Applicable

17(a)          Additional Information - Description of Shares

  (b)          Not Applicable

18(a)          Additional Purchase, Exchange, and Redemption Information;
               Purchasing Shares

  (b)          Not Applicable

  (c)          Additional Purchase, Exchange, and Redemption Information;
               Purchasing Shares

  (d)          Additional Purchase, Exchange, and Redemption Information

19(a)          Taxes

  (b)          Taxes

20(a)          Distributor

  (b)          Not Applicable

  (c)          Not Applicable

21(a)          Not Applicable

  (b)          Performance of the Funds

22(a)          Not Applicable

  (b)          Not Applicable

  (c)          Not Applicable

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                    LOGO (R)
                                  Victory Funds

                                   PROSPECTUS

                      THE VICTORY VARIABLE INSURANCE FUNDS

                          INVESTMENT QUALITY BOND FUND

                             DIVERSIFIED STOCK FUND

                            SMALL COMPANY VALUE FUND

                                 Class A Shares


       The Victory Variable Insurance Funds are designed as an investment exclusively for variable annuity or variable life insurance contracts that are offered by the separate
        accounts of participating insurance companies. The participating insurance companies will redeem shares as needed to provide benefits under the contracts.



      The Victory Variable Insurance Funds offer Class A Shares and Class B Shares. This Prospectus pertains to Class A Shares only. Participating insurance companies may request information regarding Class B Shares by calling
                                1-800-539-FUND.


           The Securities and Exchange Commission has not approved any Fund's Shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               November ___, 1998

                                TABLE OF CONTENTS

                               RISK/RETURN SUMMARY

                          Investment Quality Bond Fund

                             Diversified Stock Fund

                            Small Company Value Fund


                                  RISK FACTORS

                                   SHARE PRICE

                                   PERFORMANCE

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

                    INVESTING IN THE VARIABLE INSURANCE FUNDS

                             How to Purchase Shares

                             How to Exchange Shares

                              How to Redeem Shares

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

                    OTHER SECURITIES AND INVESTMENT PRACTICES

                             ADDITIONAL INFORMATION

                               RISK/RETURN SUMMARY

INVESTMENT QUALITY BOND FUND

Investment Objective

The Investment Quality Bond Fund seeks to provide a high level of income.

Principal Strategies

The Investment Quality Bond Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.

Principal Risks

The Investment Quality Bond Fund is subject to the risks common to all mutual funds that invest in debt securities and foreign securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    Interest rates rise

o    An issuer's credit quality is downgraded

o    The Fund must reinvest interest or sale proceeds at lower rates

o    The rate of inflation increases

o Political or economic events overseas adversely affect the value of foreign securities

o    The average life of a mortgage-related security is shortened or lengthened

Investments

"Investment grade" obligations in which the Investment Quality Bond Fund may invest are those rated within the top four rating categories by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's (S&P), Fitch, or Moody's. NRSROs assign credit ratings to securities based on the issuer's ability to make principal and interest payments.

Under normal conditions, the Investment Quality Bond Fund will invest at least 80% of its total assets in the following securities:

o Investment grade corporate securities, including asset-backed securities and convertible and exchangeable debt securities

o    Mortgage-related securities issued by non-governmental entities

o Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

o    Government mortgage-backed securities

Important Characteristics of the Investment Quality Bond Fund's Investments:

o Quality: All instruments will be rated, at the time of purchase, within the four highest rating categories by S&P, Fitch, Moody's, or another NRSRO, or, if unrated, be of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

o Maturity: The dollar-weighted effective average maturity of the Investment Quality Bond Fund will range from 5 to 15 years. Individual assets held by the Fund may vary from the average maturity of the Fund. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.

Up to 20% of the Investment Quality Bond Fund's total assets may be invested in preferred and convertible preferred stocks, and separately traded interest and principal component parts of U.S. Treasury obligations. Up to 35% of the Fund's total assets may be invested in high quality, short-term debt.

The Investment Quality Bond Fund may also invest in international bonds, foreign securities, and futures contracts and options related to these securities.

DIVERSIFIED STOCK FUND

Investment Objective

The Diversified Stock Fund seeks to provide long-term growth of capital.

Principal Strategies

The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks issued by established domestic and foreign companies.

Principal Risks

The Diversified Stock Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    The stock market goes down

o    "Value" stocks fall out of favor with investors

o    A company's earnings do not increase as expected

o Political or economic events overseas adversely affect the value of foreign securities

Investments

Key Asset Management Inc. (KAM or the Adviser) seeks to invest in securities that it considers undervalued in relation to historical earnings and the value of the issuer's underlying assets. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:

o Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

o    May invest up to 20% of its total assets in:
         Preferred stocks
         Investment-grade corporate debt securities
         Short-term debt obligations
         U.S. Government obligations

SMALL COMPANY VALUE FUND

Investment Objective

The Small Company Value Fund seeks to provide long-term growth of capital and dividend income.

Principal Strategies

The Small Company Value Fund pursues its investment objective by investing primarily in equity securities of small-sized companies. The weighted average market capitalization of the Small Company Value Fund will be similar to that of its benchmark, the Standard & Poor's 600 SmallCap Index. (As of June 30, 1998 the Small Company Value Fund had a weighted average market capitalization of $1.2 billion.)

Distribution and Service Plan according to Rule 126-1 the Investment Company Act of 1940, the Funds have adopted a Destribution and Service Plan. The Funds do not currently pay expenses for Class A Shares under this Plan.

Principal Risks

The Small Company Value Fund is subject to the risks common to all mutual funds that invest in equity securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    The stock market goes down

o    "Value" and/or small-sized company stocks fall out of favor with investors

o    A company's earnings do not increase as expected

Investments

The Adviser looks for companies with above average total return potential whose equity securities are undervalued and are inexpensive relative to historical measurements, such as price to earnings.

Under normal market conditions the Small Company Value Fund will:

o     Invest at least 80% of its total assets in:
         Equity securities
         Securities convertible or exchangeable into common stock of small-sized companies

o     Invest up to 20% of its total assets in:
         Investment-grade corporate debt securities
         Preferred stocks
         Short-term debt obligations
         U.S. Government obligations

Who may want to invest in the Funds?

o    investors who want a diversified portfolio

o    long-term investors with a particular goal, like saving for retirement

o    investors who want potential growth over time

o    investors who can tolerate fluctuation in net asset value (NAV) per share

Who may want to invest in the:

o Investment Quality Bond Fund? Investors seeking a high level of income and who want a portfolio of investment grade debt securities.

o Diversified Stock Fund? Investors who are willing to take more risk in the short-term for potentially higher gains in the long-term.

o Small Company Value Fund? Investors who are comfortable with assuming the added risks associated with small company stocks in return for the possibility of long-term rewards.

The Funds may not be appropriate for investors who:

     -- are not willing to take any risk that they may lose money on their investment

     --   want absolute stability of their investment principal

     -- want to invest in a particular sector or in particular industries, countries, or regions

Keep in mind that mutual fund shares:

     --   are not deposits of any bank

     -- are not insured by the Federal Deposit Insurance Corporation or any other government agency

     -- are subject to investment risks, including possible loss of the principal amount invested

                                  RISK FACTORS

****It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. "Other Securities and Investment Practices" in this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

The following risks are common to all mutual funds:

o Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market and is common to all investments.

o Manager risk is the risk that a Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute a Fund's investment strategy effectively and, thus, fail to achieve the Fund's investment objective.

o Year 2000 Risk. Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by their service providers, including shareholder servicing agents and participating insurance companies, do not properly process and calculate date-related information. The Funds' service providers have been actively updating their systems to be able to process year 2000 data. However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds.

The following risks are common to mutual funds that invest in debt securities:

o Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

o Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest only in high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch, or Moody's.

The following risks are common to mutual funds that invest in mortgage-related securities:

o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

o Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the Adviser anticipated that it would be, affecting the maturity and volatility of a Fund.

The following risk is common to mutual funds that invest in equity securities:

o Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

The following risks are common to mutual funds that invest in foreign securities:

o Foreign issuer and currency risk. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers.

     In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

The following risk is common to mutual funds that invest in futures and options contracts:

o Correlation risk. Futures and options contracts can be used in an effort to hedge against certain risks. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Fund. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

                                   SHARE PRICE

Each Fund's share price, called its "net asset value" (NAV), is calculated each business day at the close of the New York Stock Exchange, Inc. (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment instructions are received and accepted by an authorized representative of a Participating Company. A business day is a day on which the New York Stock Exchange, Inc. is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV.

The NAV is calculated by adding up the total value of a Fund's investments in the mutual funds and other assets, subtracting the Fund's liabilities, and then dividing that figure by the number of outstanding shares of the Fund. The value of an investment in a mutual fund is based upon the NAV determined by that mutual fund.

NAV =            Total Assets - Liabilities
                 --------------------------
                 Number of Shares Outstanding

Most  mutual  funds'  net asset  values  can be found  daily in the Wall  Street
Journal and other newspapers. Newspapers do not normally publish Fund information until it reaches a specific number of shareholders or level of assets.

                                   PERFORMANCE

The Funds have been recently organized and do not yet have a performance record. The Investment Quality Bond Fund and Diversified Stock Fund, however, have essentially the same portfolio management team, investment objectives, policies, and restrictions as other investment companies and separate accounts advised by KAM over the time period shown (the Bond Composite and the Diversified Stock Composite, respectively).

Similarly, the Small Company Value Fund has essentially the same portfolio management team, investment objective, policies and restrictions as the Key Trust Small Capitalization Value Fund, a fund managed by KAM for Key Trust fiduciary clients, and separate accounts advised by KAM over the time period (the Small Company Composite).

Since each Fund will operate in substantially the same manner as its corresponding comparison Composite, past performance may be considered relevant. HOWEVER, PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW A FUND WILL PERFORM IN THE FUTURE.

The performance figures shown for each Composite reflect the deduction of weighted average historical fees and expenses paid by the relevant mutual funds, separate accounts, and/or common trust fund, and not the fees and expenses to be paid by the corresponding Variable Insurance Fund. Performance information for the mutual funds in the Bond and Diversified Stock Composites reflects fee waivers and expense reimbursements. Accordingly, the returns for these Composites would have been lower without such waivers and reimbursements.

The performance information shown below does not reflect the deduction of any insurance fees or charges that are imposed by an insurance company in connection with its sale of variable annuity or variable life insurance contracts. Investors should refer to the separate account prospectuses describing these contracts for information pertaining to applicable insurance fees and charges. Deducting insurance separate account fees will diminish a Fund's performance.

The average annual total return table also includes a comparison of the performance of each Composite with an appropriate benchmark index.

If the performance had been adjusted for operating expenses, the total return data would be lower.

                          Average Annual Total Returns
                    For the Periods Ended December 31, 1997*
                    ----------------------------------------

                                One Year   Three Years   Five Years   Ten Years

Bond Composite                   _______%    _______%     _______%      _______%
Lehman Aggregate Bond Index      _______%    _______%     _______%      _______%

Diversified Stock Composite      _______%    _______%     _______%      _______%

S&P 500 Stock Index              _______%    _______%     _______%      _______%

Small Company Composite          _______%    _______%     _______%      _______%
S&P 600 SmallCap Index           _______%    _______%     _______%      _______%


                                                         Total Returns
                                              For the Years Ended December 31*
                                              --------------------------------

                        1997     1996      1995     1994     1993     1992      1991     1990     1989       1988
                        ----     ----      ----     ----     ----     ----      ----     ----     ----       ----


Bond Composite          ----     ----      ----     ----     ----     ----      ----     ----     ----       ----

Diversified Stock       ----     ----      ----     ----     ----     ----      ----     ----     ----       ----
Composite

Small Company           ----     ----      ----     ----     ----     ----      ----     ----     ----       ----
Composite


                           Best Quarter*                Worst Quarter*
Bond Composite

Diversified Stock
Composite

Small Company Composite


*    KAM  has  prepared   this  report  in  compliance   with  the   Performance
     Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)).

****Past performance is not a guarantee of future results.****

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Fund expects to distribute substantially all of its ordinary income and capital gains each year. Ordinarily, each Fund declares and pays dividends from its net investment income quarterly. Capital gains distributions, if any, from the Funds will be made annually. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

All dividend distributions made by each Fund will be automatically reinvested in additional shares of the Fund.

Important Information about Taxes

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, each Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the variable life insurance and variable annuity contracts (the Contracts).

Shares of a Fund must be purchased through the Contracts. As a result, it is anticipated that any dividend or capital gains distribution from a Fund will be exempt from current taxation if left to accumulate within a Contract. Each Fund is managed without regard to tax ramifications. Withdrawals from a Contract may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect as of the date of this Prospectus, and is subject to change by legislative, administrative or judicial action. As the foregoing discussion is for general information only, you also should review the more detailed discussion of federal income tax considerations that is contained in the SAI. In addition, you should consult with your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.

The tax status of your investment in a Fund depends upon the features of your contract. For further information, please refer to the Contract prospectus.

                    INVESTING IN THE VARIABLE INSURANCE FUNDS

How to Purchase Shares

You cannot purchase shares of the Funds directly, but only through contracts or policies offered through the participating insurance companies. Please refer to the separate account prospectus of the insurance company for information on how to purchase and redeem shares.

Insurance accounts invest in a Fund based upon the current net asset value of such Fund. Victory processes orders to purchase or redeem shares of a Fund at the Fund's net asset value per share. The value of your investment in a Fund also will be based upon premium payments, surrender and transfer requests, and any other transaction requests from contract and policy owners, annuitants, and beneficiaries. In order to calculate the value of your investment, you would have to determine the number of contract units you own along with the "accrued unit value of your insurance contract." Any orders to purchase or redeem Fund shares that are based on actions by participating insurance companies or persons other than contract or policy owners, annuitants, and beneficiaries will be executed at the Fund's net asset value per share next computed after the Distributor receives the order. The Victory Variable Insurance Funds reserve the right to suspend the sale of the Funds' shares in response to conditions in the securities markets or for other reasons.

How to Exchange Shares

You may give your Investment Professional instructions to exchange shares of one Fund for shares of another Fund. The exchange will be made at relative net asset value.

How to Redeem Shares

If you wish to redeem your investment from a Fund, please refer to the Fund instructions provided in the Account Prospectus for the insurance company's separate account. You may redeem shares on any business day. The redemption price of shares will be the Fund's net asset value per share next computed after the Account receives your transaction request. Under certain emergency circumstances the right of redemption may be suspended.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

About Victory

Each Fund is a series of the Trust, a group of three distinct investment portfolios, organized as a Delaware business trust.

The Board of Trustees of the Trust has the overall responsibility for the management of the Funds. They are elected by the shareholders.

Fees and Expenses

The Funds incur annual operating expenses which include investment advisory, administrative, and distribution expenses. You also should review the fee tables in the separate account prospectus for your variable annuity or variable life investment.

The Investment Adviser

One of the Trust's most important contracts is its Advisory Agreement with KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

KAM will be paid a monthly advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

                Investment Quality Bond Fund      --               0.20%
                Diversified Stock Fund            --               0.30%

                Small Company Value Fund          --               0.30%

Shareholder Servicing Plan

The Victory Variable Insurance Funds have adopted a Shareholder Servicing Plan for each class of the Funds' shares. A shareholder servicing agent performs a number of services for its customers who are Fund shareholders, such as establishing and maintaining accounts and records, processing dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of each Fund pay a fee at an annual rate of up to .20% of its average daily net assets serviced by the agent. The Funds may enter into these agreements with KeyBank National Association and its affiliates, and with other financial institutions. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar share purchase programs. Shareholder servicing agents may waive all or a portion of their fee.

Distribution and Service Plan

According to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a Distribution and Service Plan. The Funds do not currently pay expenses for Class A Shares under this Plan.

Portfolio Management

Investment Quality Bond Fund. Richard T. Heine has been the Portfolio Manager of the Fund since its inception. A Portfolio Manager and Director with KAM, he has been in the investment advisory business since 1977.

Diversified Stock Fund. Lawrence G. Babin has been the Portfolio Manager of the Fund since its inception. A Portfolio Manager and Managing Director of KAM, he has been in the investment business since 1982.

Small Company Value Fund. Anthony Aveni, Barbara Myers, and Paul Danes have been the Portfolio Managers of the Small Company Value Fund since its inception. Mr. Aveni is a Director, the Chief Investment Officer, and a Senior Managing Director with KAM and has been in the investment business since 1981. Ms. Myers and Mr. Danes are Portfolio Managers and Directors with KAM and each has been in the investment business since 1987.

****The Funds are supervised by the Board of Trustees who monitor the services provided to investors.****

                    OTHER SECURITIES AND INVESTMENT PRACTICES

The following table lists some of the types of securities some or all of the Funds may choose to purchase under normal market conditions. For more information on ratings and detailed descriptions of each of the investments below, see the SAI.

o Indicates a "derivative security," whose value is linked to, or derived from another security, instrument or index.


                          List of Allowable Investments

     U.S. Equity Securities. Can include common stock and securities convertible into stock of U.S. corporations.

     Equity Securities of Foreign Companies Traded on U.S. Exchanges. Can include common stock, preferred stock, and securities convertible into stock. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

     Preferred Stock. A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.

     U.S. Corporate Debt Obligations. Debt instruments issued by U.S. public corporations. They may be secured or unsecured.

     Real  Estate  Investment  Trusts.   Shares  of  ownership  in  real  estate
     investment trusts or mortgages on real estate.

     U.S. Government Securities. Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.

     Short-Term Debt Obligations. Includes bankers' acceptances, certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.

     Foreign Debt Securities. Debt securities of foreign issuers including international bonds traded in the United States and abroad denominated in foreign currencies or U.S. dollars.


     Warrants. Rights to purchase equity securities at stated prices for limited periods of time.


     When-Issued and Delayed-Delivery Securities. Securities that are purchased for delivery at a later time. The market value may change before the delivery date and the value is included in the NAV of the Fund.

     oReceipts. Separately traded interest or principal components of U.S. Government securities.


     Repurchase Agreements. An agreement to sell and repurchase a security at a stated price plus interest. The seller's obligation is secured by collateral. Subject to the receipt of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single transaction.


     Illiquid Securities. Investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which a Fund values them.

     oFutures Contracts and Options on Futures Contracts. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or a securities index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Funds may invest in futures in an effort to hedge against market risk or as an asset substitution. The Funds do not intend to invest in these investments for leverage purposes.


     oOptions. A Fund may write, or sell, covered call options on securities that it owns or on an indexes to hedge its position or to generate additional income. The Funds do not intend to invest in these investments for leverage purposes.

     Securities Lending. To generate additional income, a Fund may lend its portfolio securities. A Fund will receive collateral for the value of the security plus any interest due. A Fund only will enter into securities lending arrangements with entities that the Adviser has determined are creditworthy. Subject to the receipt of an exemptive order from the SEC, Key Trust Company of Ohio, N.A., the Funds' custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.


     Asset Backed Securities. Debt securities backed by loans or accounts receivable originated by banks, credit card companies, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.

     Convertible or Exchangeable Corporate Debt Obligations. Debt instruments which may be exchanged or converted to other securities.

     Mortgage-Backed Securities. Instruments secured by a mortgage or pools of mortgages.

     Collateralized Mortgage Obligations. Debt obligations that are secured by mortgage-backed certificates. Some are issued by U.S. government agencies and instrumentalities.

     Zero Coupon Bonds. These securities are purchased at a discount from the face value. The face value is received at maturity, with no interest payments before then. These may be subject to greater risk of price fluctuation.

     Variable & Floating Rate Securities. Investment grade instruments, some of which may be derivatives or illiquid, with interest rates that reset periodically.

     Yankee  Securities.   Debt  instruments  issued  by  non-U.S.  issuers  and
     denominated in U.S. dollars.

     Tax, Revenue and Bond Anticipation Notes. Issued in expectation of future revenues.

     Dollar Weighted Effective Average Maturity. This is one measure of the sensitivity of a debt security's value to changes in interest rates. Longer term debt securities are usually more volatile than shorter term debt securities because their prices are generally more sensitive to interest rate changes. Therefore, the NAV of a fund with a longer dollar weighted effective average maturity may fluctuate more.

     For temporary defensive purposes and for cash management, each Fund may hold up to 100% of its total assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

                             ADDITIONAL INFORMATION

Statement of Additional Information

The SAI provides a more complete discussion of certain matters contained in this prospectus and is incorporated by reference.

Shareholder Communications

Semi-Annual and Annual Reports. This prospectus is intended for use in connection with a variable annuity or variable life insurance contract. As contract or policy owners, you will receive reports from the participating insurance companies for which shares of the Funds are the investment vehicle. These reports will include, among other things, the Funds' unaudited semi-annual reports and audited annual reports. Each report will show the investments owned by the Funds and will provide other information about the Funds and their operations. The Funds' annual report will include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The participating insurance company will pay the cost of preparing these reports.

Contract and policy owners may obtain information about their investment on any business day by calling ________________________ Life Insurance Company toll-free 1-800- _____________ between the hours of ____ and _____, Eastern Standard Time. Specially trained representatives will answer questions about your account. In addition, you will receive updated prospectuses or supplements to this prospectus.

The SAI and the Funds' financial reports are also available from the SEC:

          -- You may review the SAI or financial reports at the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. (1-800-SEC-0330)

          -- You may obtain copies of the SAI or the financial reports for a fee by calling or writing the SEC's Public Reference Room at the address or phone number listed above or

          --   for  free  by   visiting   the  SEC's   Worldwide   Web  site  at
               http://www.sec.gov.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

****If you would like to receive additional copies of any materials at no charge, please call the Funds at 800-539-FUND.****


                   Investment Company Act File No. 811-8979


                               VF-VVI-PRO (11/98)

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                    LOGO (R)
                                  Victory Funds

                                   PROSPECTUS

                      THE VICTORY VARIABLE INSURANCE FUNDS

                          INVESTMENT QUALITY BOND FUND

                             DIVERSIFIED STOCK FUND

                            SMALL COMPANY VALUE FUND

                                 CLASS B SHARES

       The Victory Variable Insurance Funds are designed as an investment exclusively for variable annuity or variable life insurance contracts that are offered by the separate
        accounts of participating insurance companies. The participating insurance companies will redeem shares as needed to provide benefits under the contracts.

 The Victory Variable Insurance Funds offer Class A Shares and Class B Shares.
    This Prospectus pertains to Class B Shares only. Participating insurance companies may request information regarding Class A Shares by calling
                                1-800-539-FUND.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
                                    A CRIME.

                               November ___, 1998

                                TABLE OF CONTENTS

                               RISK/RETURN SUMMARY

                          Investment Quality Bond Fund

                             Diversified Stock Fund

                            Small Company Value Fund


                                  RISK FACTORS


                                   SHARE PRICE

                                   PERFORMANCE

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

                    INVESTING IN THE VARIABLE INSURANCE FUNDS

                             How to Purchase Shares

                             How to Exchange Shares

                              How to Redeem Shares

                                Distribution Plan

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

                    OTHER SECURITIES AND INVESTMENT PRACTICES

                             ADDITIONAL INFORMATION

                               RISK/RETURN SUMMARY

INVESTMENT QUALITY BOND FUND

INVESTMENT OBJECTIVE

The Investment Quality Bond Fund seeks to provide a high level of income.

PRINCIPAL STRATEGIES

The Investment Quality Bond Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.

PRINCIPAL RISKS

The Investment Quality Bond Fund is subject to the risks common to all mutual funds that invest in debt securities and foreign securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    Interest rates rise

o    An issuer's credit quality is downgraded

o    The Fund must reinvest interest or sale proceeds at lower rates

o    The rate of inflation increases

o Political or economic events overseas adversely affect the value of foreign securities

o    The average life of a mortgage-related security is shortened or lengthened

INVESTMENTS

"Investment grade" obligations in which the Investment Quality Bond Fund may invest are those rated within the top four rating categories by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's (S&P), Fitch, or Moody's. NRSROs assign credit ratings to securities based on the issuer's ability to make principal and interest payments.

Under normal conditions, the Investment Quality Bond Fund will invest at least 80% of its total assets in the following securities:

o Investment grade corporate securities, including asset-backed securities and convertible and exchangeable debt securities

o    Mortgage-related securities issued by non-governmental entities

o Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

o    Government mortgage-backed securities

Important Characteristics of the Investment Quality Bond Fund's Investments:

o QUALITY: All instruments will be rated, at the time of purchase, within the four highest rating categories by S&P, Fitch, Moody's, or another NRSRO, or, if unrated, be of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

o MATURITY: The dollar-weighted effective average maturity of the Investment Quality Bond Fund will range from 5 to 15 years. Individual assets held by the Fund may vary from the average maturity of the Fund. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.

Up to 20% of the Investment Quality Bond Fund's total assets may be invested in preferred and convertible preferred stocks, and separately traded interest and principal component parts of U.S. Treasury obligations. Up to 35% of the Fund's total assets may be invested in high quality, short-term debt.

The Investment Quality Bond Fund may also invest in international bonds, foreign securities, and futures contracts and options related to these securities.

DIVERSIFIED STOCK FUND

INVESTMENT OBJECTIVE

The Diversified Stock Fund seeks to provide long-term growth of capital.

PRINCIPAL STRATEGIES

The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks issued by established domestic and foreign companies.

PRINCIPAL RISKS

The Diversified Stock Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    The stock market goes down

o    "Value" stocks fall out of favor with investors

o    A company's earnings do not increase as expected

o Political or economic events overseas adversely affect the value of foreign securities

INVESTMENTS

Key Asset Management Inc. (KAM or the Adviser) seeks to invest in securities that it considers undervalued in relation to historical earnings and the value of the issuer's underlying assets. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:

o Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

o    May invest up to 20% of its total assets in:
         Preferred stocks
         Investment-grade corporate debt securities
         Short-term debt obligations
         U.S. Government obligations

SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The Small Company Value Fund seeks to provide long-term growth of capital and dividend income.

PRINCIPAL STRATEGIES

The Small Company Value Fund pursues its investment objective by investing primarily in equity securities of small-sized companies. The weighted average market capitalization of the Small Company Value Fund will be similar to that of its benchmark, the Standard & Poor's 600 Small Cap Index. (As of June 30, 1998, the S&P 600 Small Cap Index had a weighted average market capitalization of $1.2 billion.)

PRINCIPAL RISKS

The Small Company Value Fund is subject to the risks common to all mutual funds that invest in equity securities. These and other risks are described in "Risk Factors." You could lose money if any of the following occurs:

o    The stock market goes down

o    "Value" and/or small-sized company stocks fall out of favor with investors

o    A company's earnings do not increase as expected

INVESTMENTS

The Adviser looks for companies with above average total return potential whose equity securities are undervalued and are inexpensive relative to historical measurements, such as price to earnings.

Under normal market conditions the Small Company Value Fund will:

o    Invest at least 80% of its total assets in:
         Equity securities
         Securities convertible or exchangeable into common stock
             of small-sized companies
o    Invest up to 20% of its total assets in:
         Investment-grade corporate debt securities
         Preferred stocks
         Short-term debt obligations
         U.S. Government obligations

WHO MAY WANT TO INVEST IN THE FUNDS?

o    investors who want a diversified portfolio

o    long-term investors with a particular goal, like saving for retirement

o    investors who want potential growth over time

o    investors who can tolerate fluctuation in net asset value (NAV) per share

WHO MAY WANT TO INVEST IN THE:

o INVESTMENT QUALITY BOND FUND? Investors seeking a high level of income and who want a portfolio of investment grade debt securities.

o DIVERSIFIED STOCK FUND? Investors who are willing to take more risk in the short-term for potentially higher gains in the long-term.

o SMALL COMPANY VALUE FUND? Investors who are comfortable with assuming the added risks associated with small company stocks in return for the possibility of long-term rewards.

THE FUNDS MAY NOT BE APPROPRIATE FOR INVESTORS WHO:

     -- are not willing to take any risk that they may lose money on their investment

     --   want absolute stability of their investment principal

     -- want to invest in a particular sector or in particular industries, countries, or regions

KEEP IN MIND THAT MUTUAL FUND SHARES:

     --   are not deposits of any bank

     -- are not insured by the Federal Deposit Insurance Corporation or any other government agency

     -- are subject to investment risks, including possible loss of the principal amount invested

                                  RISK FACTORS

****It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. "Other Securities and Investment Practices" in this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

THE FOLLOWING RISKS ARE COMMON TO ALL MUTUAL FUNDS:

o MARKET RISK is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market and is common to all investments.

o MANAGER RISK is the risk that a Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute a Fund's investment strategy effectively and, thus, fail to achieve the Fund's investment objective.

o YEAR 2000 RISK. Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by their service providers, including shareholder servicing agents and participating insurance companies, do not properly process and calculate date-related information. The Funds' service providers have been actively updating their systems to be able to process year 2000 data. However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds.

THE FOLLOWING RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN DEBT SECURITIES:

o INTEREST RATE RISK. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

o INFLATION RISK is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

o REINVESTMENT RISK is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

o CREDIT (OR DEFAULT) RISK is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest only in high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch, or Moody's.

THE FOLLOWING  RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN  MORTGAGE-RELATED
SECURITIES:

o PREPAYMENT RISK. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

o EXTENSION RISK is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the Adviser anticipated that it would be, affecting the maturity and volatility of a Fund.

THE FOLLOWING RISK IS COMMON TO MUTUAL FUNDS THAT INVEST IN EQUITY SECURITIES:

o EQUITY RISK is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

THE  FOLLOWING  RISKS  ARE  COMMON  TO  MUTUAL  FUNDS  THAT  INVEST  IN  FOREIGN
SECURITIES:

o FOREIGN ISSUER AND CURRENCY RISK. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers.

     In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

THE FOLLOWING  RISK IS COMMON TO MUTUAL FUNDS THAT INVEST IN FUTURES AND OPTIONS
CONTRACTS:

o CORRELATION RISK. Futures and options contracts can be used in an effort to hedge against certain risks. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Fund. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

                                   SHARE PRICE

Each Fund's share price, called its "net asset value" (NAV), is calculated each business day at the close of the New York Stock Exchange, Inc. (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment instructions are received and accepted by an authorized representative of a Participating Company. A business day is a day on which the New York Stock Exchange, Inc. is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV.

The NAV is calculated by adding up the total value of a Fund's investments in the mutual funds and other assets, subtracting the Fund's liabilities, and then dividing that figure by the number of outstanding shares of the Fund. The value of an investment in a mutual fund is based upon the NAV determined by that mutual fund.

NAV =      Total Assets - Liabilities
           --------------------------
           Number of Shares Outstanding

Most  mutual  funds'  net asset  values  can be found  daily in the Wall  Street
Journal and other newspapers. Newspapers do not normally publish Fund information until it reaches a specific number of shareholders or level of assets.

                                   PERFORMANCE

The Funds have been recently organized and do not yet have a performance record. The Investment Quality Bond Fund and Diversified Stock Fund, however, have essentially the same portfolio management team, investment objectives, policies, and restrictions as other investment companies and separate accounts advised by KAM over the time period shown (the Bond Composite and the Stock Composite, respectively). Similarly, the Small Company Value Fund has essentially the same portfolio management team, investment objective, policies and restrictions as the Key Trust Small Capitalization Value Fund, a fund managed by KAM for Key Trust fiduciary clients (the Common Trust Fund). Since each Fund will operate in substantially the same manner as its corresponding comparison Composite or Common Trust Fund, past performance may be considered relevant. HOWEVER, PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW A FUND WILL PERFORM IN THE FUTURE.

The performance figures shown for the Bond Composite and the Stock Composite reflect the deduction of weighted average historical fees and expenses paid by those Composites, and not the fees and expenses to be paid by the corresponding Variable Insurance Funds.

The performance information shown below does not reflect the deduction of any insurance fees or charges that are imposed by an insurance company in connection with its sale of variable annuity or variable life insurance contracts. Investors should refer to the separate account prospectuses describing these contracts for information pertaining to applicable insurance fees and charges. Deducting insurance separate account fees will diminish a Fund's performance.

The average annual total return table also includes a comparison of the performance of each Composite with an appropriate benchmark index.

If the performance had been adjusted for operating expenses, the total return data would be lower.

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 1997*
                    ----------------------------------------

                               One Year Three Years    Five Years   Ten Years

Bond Composite                 _______%   _______%     _______%      _______%

Lehman Aggregate Bond Index    _______%   _______%     _______%      _______%

Diversified Stock Composite    _______%   _______%     _______%      _______%

S&P 500 Stock Index            _______%   _______%     _______%      _______%

Small Company Composite        _______%   _______%     _______%      _______%

S&P 600 SmallCap Index         _______%   _______%     _______%      _______%



                                  TOTAL RETURNS
                        FOR THE YEARS ENDED DECEMBER 31*
                        --------------------------------

                        1997     1996      1995     1994     1993     1992      1991     1990     1989       1988
                        ----     ----      ----     ----     ----     ----      ----     ----     ----       ----


Bond Composite          ----     ----      ----     ----     ----     ----      ----     ----     ----       ----


Diversified Stock       ----     ----      ----     ----     ----     ----      ----     ----     ----       ----
Composite

Small Company
Composite               ----     ----      ----     ----     ----     ----      ----     ----     ----       ----


                             BEST QUARTER*                WORST QUARTER*
                             -------------                --------------


Bond Composite



Diversified Stock Composite


Small Company Composite


*    KAM  has  prepared   this  report  in  compliance   with  the   Performance
     Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)).

****Past performance is not a guarantee of future results.****

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Fund expects to distribute substantially all of its ordinary income and capital gains each year. Ordinarily, the each Fund declares and pays dividends from its net investment income quarterly. Capital gains distributions, if any, from the Funds will be made annually. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

All dividend distributions made by each Fund will be automatically reinvested in additional shares of the Fund.

IMPORTANT INFORMATION ABOUT TAXES

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, each Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the variable life insurance and variable annuity contracts (the Contracts).

Shares of a Fund must be purchased through the Contracts. As a result, it is anticipated that any dividend or capital gains distribution from a Fund will be exempt from current taxation if left to accumulate within a Contract. Each Fund is managed without regard to tax ramifications. Withdrawals from a Contract may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect as of the date of this Prospectus, and is subject to change by legislative, administrative or judicial action. As the foregoing discussion is for general information only, you also should review the more detailed discussion of federal income tax considerations that is contained in the SAI. In addition, you should consult with your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.

THE TAX STATUS OF YOUR INVESTMENT IN A FUND DEPENDS UPON THE FEATURES OF YOUR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE CONTRACT PROSPECTUS.

                    INVESTING IN THE VARIABLE INSURANCE FUNDS

HOW TO PURCHASE SHARES

You cannot purchase shares of the Funds directly, but only through contracts or policies offered through the participating insurance companies. Please refer to the separate account prospectus of the insurance company for information on how to purchase and redeem shares.

Insurance accounts invest in a Fund based upon the current net asset value of such Fund. Victory processes orders to purchase or redeem shares of a Fund at the Fund's net asset value per share. The value of your investment in a Fund also will be based upon premium payments, surrender and transfer requests, and any other transaction requests from contract and policy owners, annuitants, and beneficiaries. In order to calculate the value of your investment, you would have to determine the number of contract units you own along with the "accrued unit value of your insurance contract." Any orders to purchase or redeem Fund shares that are based on actions by participating insurance companies or persons other than contract or policy owners, annuitants, and beneficiaries will be executed at the Fund's net asset value per share next computed after the Distributor receives the order. The Victory Variable Insurance Funds reserve the right to suspend the sale of the Funds' shares in response to conditions in the securities markets or for other reasons.

HOW TO EXCHANGE SHARES

You may give your Investment Professional instructions to exchange shares of one Fund for shares of another Fund. The exchange will be made at relative net asset value.

HOW TO REDEEM SHARES

If you wish to redeem your investment from a Fund, please refer to the Fund instructions provided in the Account Prospectus for the insurance company's separate account. You may redeem shares on any business day. The redemption price of shares will be the Fund's net asset value per share next computed after the Account receives your transaction request. Under certain emergency circumstances the right of redemption may be suspended.

DISTRIBUTION PLAN

The Victory Variable Insurance Funds have adopted a plan consistent with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Fund's Class B Shares (the Plan). According to the Plan, each Fund may pay BISYS Fund Services, Inc., the Funds' distributor (for payment to participating insurance companies), a fee of up to .25% of the average daily net assets of its Class B Shares for various costs incurred or paid by the insurance companies in distributing those Shares and providing services to Class B shareholders. Because Rule 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Expenses that may be reimbursed under the Plan include:

o    printing  and  mailing  Fund   Prospectuses,   Statements   of   Additional
     Information and financial reports

o    preparing and mailing Fund marketing materials

o    holding promotional seminars and sales meetings

o    obtaining and providing Fund performance information

o    training and compensating sales personnel

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

ABOUT VICTORY

Each Fund is a series of the Trust, a group of three distinct investment portfolios, organized as a Delaware business trust.

The Board of Trustees of the Trust has the overall responsibility for the management of the Funds. They are elected by the shareholders.

FEES AND EXPENSES

The Funds incur annual operating expenses which include investment advisory, administrative, and distribution expenses. You also should review the fee tables in the separate account prospectus for your variable annuity or variable life investment.

THE INVESTMENT ADVISER

One of the Trust's most important contracts is its Advisory Agreement with KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

KAM will be paid a monthly advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

                Investment Quality Bond Fund   --        0.20%
                Diversified Stock Fund         --        0.30%
                Small Company Value Fund       --        0.30%

SHAREHOLDER SERVICING PLAN

The Victory Variable Insurance Funds have adopted a Shareholder Servicing Plan for each class of the Funds' shares. A shareholder servicing agent performs a number of services for its customers who are Fund shareholders, such as establishing and maintaining accounts and records, processing dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class B Shares of each Fund pay a fee at an annual rate of up to .25% of its average daily net assets serviced by the agent. The Funds may enter into these agreements with KeyBank National Association and its affiliates, and with other financial institutions. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar share purchase programs. Shareholder servicing agents may waive all or a portion of their fee.

PORTFOLIO MANAGEMENT

Investment Quality Bond Fund. Richard T. Heine has been the Portfolio Manager of the Fund since its inception. A Portfolio Manager and Director with KAM, he has been in the investment advisory business since 1977.

Diversified Stock Fund. Lawrence G. Babin has been the Portfolio Manager of the Fund since its inception. A Portfolio Manager and Managing Director of KAM, he has been in the investment business since 1982.

Small Company Value Fund. Anthony Aveni, Barbara Myers, and Paul Danes have been the Portfolio Managers of the Small Company Value Fund since its inception. Mr. Aveni is a Director, the Chief Investment Officer, and a Senior Managing Director with KAM and has been in the investment business since 1981. Ms. Myers and Mr. Danes are Portfolio Managers and Directors with KAM and each has been in the investment business since 1987.

****The Funds are supervised by the Board of Trustees who monitor the services provided to investors.****

                    OTHER SECURITIES AND INVESTMENT PRACTICES

The following table lists some of the types of securities some or all of the Funds may choose to purchase under normal market conditions. For more information on ratings and detailed descriptions of each of the investments below, see the SAI.

o Indicates a "derivative security," whose value is linked to, or derived from another security, instrument or index.


                          LIST OF ALLOWABLE INVESTMENTS


     U.S. EQUITY SECURITIES. Can include common stock and securities convertible into stock of U.S. corporations.

     EQUITY SECURITIES OF FOREIGN COMPANIES TRADED ON U.S. EXCHANGES. Can include common stock, preferred stock, and securities convertible into stock. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

     PREFERRED STOCK. A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.

     U.S. CORPORATE DEBT OBLIGATIONS. Debt instruments issued by U.S. public corporations. They may be secured or unsecured.


     REAL  ESTATE  INVESTMENT  TRUSTS.   Shares  of  ownership  in  real  estate
     investment trusts or mortgages on real estate.

     U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.

     SHORT-TERM DEBT OBLIGATIONS. Includes bankers' acceptances, certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.

     FOREIGN DEBT SECURITIES. Debt securities of foreign issuers including international bonds traded in the United States and abroad denominated in foreign currencies or U.S. dollars.

     WARRANTS. Rights to purchase equity securities at stated prices for limited periods of time.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Securities that are purchased for delivery at a later time. The market value may change before the delivery date and the value is included in the NAV of the Fund.

     oRECEIPTS. Separately traded interest or principal components of U.S. Government securities.

     REPURCHASE AGREEMENTS. An agreement to sell and repurchase a security at a stated price plus interest. The seller's obligation is secured by collateral. Subject to the receipt of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single transaction.

     ILLIQUID SECURITIES. Investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which a Fund values them.

     oFUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or a securities index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Funds may invest in futures in an effort to hedge against market risk or as an asset substitution. The Funds do not intend to invest in these investments for leverage purposes.

     oOPTIONS. A Fund may write, or sell, covered call options on securities that it owns or on an indexes to hedge its position or to generate additional income. The Funds do not intend to invest in these investments for leverage purposes.

     SECURITIES LENDING. To generate additional income, a Fund may lend its portfolio securities. A Fund will receive collateral for the value of the security plus any interest due. A Fund only will enter into securities lending arrangements with entities that the Adviser has determined are creditworthy. Subject to the receipt of an exemptive order from the SEC, Key Trust Company of Ohio, N.A., the Funds' custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.

     ASSET BACKED SECURITIES. Debt securities backed by loans or accounts receivable originated by banks, credit card companies, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.

     CONVERTIBLE OR EXCHANGEABLE CORPORATE DEBT OBLIGATIONS. Debt instruments which may be exchanged or converted to other securities.

     MORTGAGE-BACKED SECURITIES. Instruments secured by a mortgage or pools of mortgages. COLLATERALIZED MORTGAGE OBLIGATIONS. Debt obligations that are secured by mortgage-backed certificates. Some are issued by U.S. government agencies and instrumentalities.

     ZERO COUPON BONDS. These securities are purchased at a discount from the face value. The face value is received at maturity, with no interest payments before then. These may be subject to greater risk of price fluctuation.

     VARIABLE & FLOATING RATE SECURITIES. Investment grade instruments, some of which may be derivatives or illiquid, with interest rates that reset periodically.

     YANKEE  SECURITIES.   Debt  instruments  issued  by  non-U.S.  issuers  and
     denominated in U.S. dollars.


     TAX, REVENUE AND BOND ANTICIPATION NOTES. Issued in expectation of future revenues.


     DOLLAR WEIGHTED EFFECTIVE AVERAGE MATURITY. This is one measure of the sensitivity of a debt security's value to changes in interest rates. Longer term debt securities are usually more volatile than shorter term debt securities because their prices are generally more sensitive to interest rate changes. Therefore, the NAV of a fund with a longer dollar weighted effective average maturity may fluctuate more.
--------------
     For temporary defensive purposes and for cash management, each Fund may hold up to 100% of its total assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

                             ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides a more complete discussion of certain matters contained in this prospectus and is incorporated by reference.

SHAREHOLDER COMMUNICATIONS

Semi-Annual and Annual Reports. This prospectus is intended for use in connection with a variable annuity or variable life insurance contract. As contract or policy owners, you will receive reports from the participating insurance companies for which shares of the Funds are the investment vehicle. These reports will include, among other things, the Funds' unaudited semi-annual reports and audited annual reports. Each report will show the investments owned by the Funds and will provide other information about the Funds and their operations. The Funds' annual report will include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The participating insurance company will pay the cost of preparing these reports.

Contract and policy owners may obtain information about their investment on any business day by calling ________________________ Life Insurance Company toll-free 1-800- _____________ between the hours of ____ and _____, Eastern Standard Time. Specially trained representatives will answer questions about your account. In addition, you will receive updated prospectuses or supplements to this prospectus.

The SAI and the Funds' financial reports are also available from the SEC:

     -- You may review the SAI or financial reports at the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. (1-800-SEC-0330)

     -- You may obtain copies of the SAI or the financial reports for a fee by calling or writing the SEC's Public Reference Room at the address or phone number listed above or

     --   for   free   by   visiting   the   SEC's   Worldwide   Web   site   at
          http://www.sec.gov.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

****If you would like to receive additional copies of any materials at no charge, please call the Funds at 800-539-FUND.****

                   Investment Company Act File No. 811-8979

                               VF-VVI-PRO (11/98)

   The information in this Statement of Additional Information ("SAI") is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                       STATEMENT OF ADDITIONAL INFORMATION


                      THE VICTORY VARIABLE INSURANCE FUNDS

                          Investment Quality Bond Fund
                             Diversified Stock Fund
                            Small Company Value Fund

                               November ___, 1998


This SAI is not a prospectus, but should be read in conjunction with the Class A Share prospectus and Class B Share prospectus of The Victory Variable Insurance Funds (the "Prospectuses"), dated November 1, 1998 as amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing The Victory Variable Insurance Funds at P.O Box 8527, Boston, MA 02266-8527, or by calling toll free 800-539-FUND or 800-539-3863.


INVESTMENT ADVISER AND SUB-ADMINISTRATOR Key Asset Management Inc.

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services

TRANSFER AGENT
State Street Bank and Trust Company

DIVIDEND DISBURSING AGENT
AND SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

COUNSEL
Kramer, Levin, Naftalis & Frankel

Table of Contents

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

FUNDAMENTAL RESTRICTIONS OF THE FUNDS
ON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS
INSTRUMENTS IN WHICH THE FUNDS CAN INVEST
     U.S. Corporate Debt Obligations
     Temporary Defensive Measures -- Short-Term Obligations Short-Term Corporate Obligations
     Demand Features
     Bankers' Acceptances
     Certificates of Deposit
     Eurodollar Certificates of Deposit
     Yankee Certificates of Deposit
     Eurodollar Time Deposits
     Canadian Time Deposits
     Commercial Paper
     International Bonds
     Foreign Debt Securities Repurchase Agreements
     Reverse Repurchase Agreements
     Short-Term Funding Agreements
     Variable Amount Master Demand Notes
     Variable Rate Demand Notes
     Variable and Floating Rate Notes
     Extendible Debt Securities
     Receipts
     Zero-Coupon Bonds
     Loans and Other Direct Debt Instruments
     Securities of Other Investment Companies
     U.S. Government Obligations
     When-Issued Securities
     Delayed-Delivery Transactions
     Mortgage-Backed Securities
                   In General
                   U.S. Government Mortgage-Backed Securities
                   GNMA Certificates
                   FHLMC Securities
                   FNMA Securities
                   Collateralized Mortgage Obligations
                   Non-Government Mortgage-Backed Securities
          Asset-Backed Securities
          Real Estate Investment Trusts
          Preferred Stock
          Convertible Securities
          Futures and Options
                   Futures Contracts
                   Restrictions on the Use of Futures Contracts
                   Risk Factors in Futures Transactions
                   Options
                   Puts
          Illiquid Investments
          Restricted Securities

          Securities Lending Transactions
          Short Sales Against-the-Box
          Investment-Grade and High Quality Investments
          Participation Interests
          Warrants
          Foreign Investments

VALUATION OF PORTFOLIO SECURITIES FOR THE INVESTMENT QUALITY BOND FUND

VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY FUNDS

PERFORMANCE

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

TRUSTEES AND OFFICERS

ADVISORY AND OTHER CONTRACTS

ADDITIONAL INFORMATION

APPENDIX

                       STATEMENT OF ADDITIONAL INFORMATION

The Victory Variable Insurance Funds (the "Trust") is an open-end management investment company consisting of three series (each a "Fund") of units of beneficial interest ("shares"). The outstanding shares represent interests in the Investment Quality Bond Fund (sometimes referred to as the "Bond Fund"), the Diversified Stock Fund and the Small Company Value Fund. This SAI relates to the Class A and Class B shares of the Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the Prospectuses.

          INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.

The following policies and limitations supplement the Funds' investment policies set forth in the Prospectuses. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectuses and this SAI.

Unless otherwise noted in the Prospectuses or this SAI, a Fund may invest no more than 5% of its total assets in any of the securities or financial instruments described below (unless the context of the Prospectuses or this SAI requires otherwise).

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.

The following sections list each Fund's investment objective and its investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest." When this SAI refers to only the Diversified Stock Fund and the Small Company Value Fund, they will be called the "Equity Funds."

FUNDAMENTAL RESTRICTIONS OF THE FUNDS

The following Fundamental Restrictions may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.  SENIOR SECURITIES

No Fund may:

Issue any senior security (as defined in the 1940 Act), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.  UNDERWRITING

The Funds may not:

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

3.  BORROWING

Each Fund  may not:

Borrow money, except that (a) each Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3 % of the Fund's total assets; and (b) each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

4.  LENDING

Each Fund may not:

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  ILLIQUID SECURITIES

Each Fund:

Will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc., the Funds' investment adviser ("KAM" or the "Adviser"), determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.  SHORT SALES AND PURCHASES ON MARGIN

Each Fund:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies, and investment program of the Fund.

3.  OTHER INVESTMENT COMPANIES

Each Fund:

May invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

4.  REAL ESTATE

Each Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not excluded.

5.  COMMODITIES

Each Fund may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.  CONCENTRATION

Each Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

INSTRUMENTS IN WHICH THE FUNDS CAN INVEST

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. Unless otherwise stated, the indicated percentage relates to a Fund's total assets.


                                        INVESTMENTS COMMON TO EACH FUND
                                        -------------------------------

     Preferred Stock          -    20%                         When-Issued and        -    33 1/3%
                                                               Delayed-Delivery
                                                               Securities

     Receipts                 -    20%                         Illiquid Securities    -    15% of net assets


     Futures Contracts and    -    5% in margins and           Securities Lending     -    33 1/3%
     Options on Futures            premiums; 33-1/3%
     Contracts                     subject to futures or
                                   options on futures


     U.S. Corporate Debt      -    Bond Fund: no limit;        U.S. Government        -    Bond Fund: no limit;
     Obligations                                               Securities
                                   Equity Funds: 20%                                       Equity Funds: 20%


     Short-Term Debt          -    Bond Fund: 35%;             Repurchase             -    Bond Fund: 35%;
     Obligations                                               Agreements
                                   Equity Funds: 20%                                       Equity Funds: 20%


     Restricted Securities    -    Bond Fund: no limit;        Convertible or         -    Bond Fund: no limit;
                                                               Exchangeable
                                   Equity Funds: 20%           Corporate Debt              Equity Funds: 80%
                                                               Obligations                 to 100% (included
                                                                                           in limit for U.S.
                                                                                           equity securities)



                                       INVESTMENTS OF THE BOND FUND ONLY

     Foreign Debt Securities  -    20%                         Asset Backed           -    35%
                                                               Securities


     Mortgage-Backed          -    No limit                    Collateralized         -    No limit
     Securities                                                Mortgage Obligations


     Zero Coupon Bonds        -    20%                         Variable & Floating    -    No limit
                                                               Rate Securities

     Yankee Securities             20%                         Tax, Revenue and       -    No limit
                                                               Bond Anticipation
                                                               Notes

     Dollar Weighted          -    5 - 15 years
     Effective Average
     Maturity



                      INVESTMENTS OF THE EQUITY FUNDS ONLY
                      ------------------------------------


     Equity Securities of Foreign Companies    -    Diversified Stock Fund: 10%;
     Traded on U.S. Exchanges
                                                    Small Company Value Fund: 5%


     Warrants                                  -    10%


     Real Estate Investment Trusts             -    25%


     Options                                   -    25% in covered calls


The instruments in which the Funds can invest, according to their investment policies and limitations, are described below.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including certain transactions the Funds may make and strategies they may adopt. The following also contains a brief description of certain risk factors. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectuses and this SAI.

U.S. CORPORATE DEBT OBLIGATIONS. U.S. Corporate Debt Obligations include bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

TEMPORARY DEFENSIVE MEASURES -- SHORT-TERM OBLIGATIONS. These include high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See "Foreign Securities" for a description of risks associated with investments in foreign securities.) Each Fund may hold up to 100% of its assets in these instruments for temporary defensive purposes, which may result in performance that is inconsistent with its investment objective.

SHORT-TERM CORPORATE OBLIGATIONS. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which a Fund may invest generally consist of those rated in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO") that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

BANKERS' ACCEPTANCES. Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

CERTIFICATES OF DEPOSIT. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

EURODOLLAR CERTIFICATES OF DEPOSIT are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States.

YANKEE CERTIFICATES OF DEPOSIT are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

EURODOLLAR TIME DEPOSITS are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

CANADIAN TIME DEPOSITS are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper is unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this SAI.

INTERNATIONAL BONDS. International Bonds include Euro and Yankee obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"). International Bonds also include Canadian and Supranational Agency Bonds (e.g., International Monetary
Fund). (See "Foreign Debt Securities" for a description of risks associated with investments in foreign securities.)

FOREIGN DEBT SECURITIES. Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; there may be political or social instability; there may be increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. The Adviser will take such factors into consideration in managing a Fund's investments. A Fund will not hold foreign currency in amounts exceeding 5% of its assets as a result of such investments.

REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to Repurchase Agreements. Under the terms of a Repurchase Agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. A Fund may borrow funds for temporary purposes by entering into Reverse Repurchase Agreements. These Agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, a Fund would sell a portfolio security to a financial institution such as a bank and a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a Reverse Repurchase Agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT-TERM FUNDING AGREEMENTS. A Fund may invest in Short-Term Funding Agreements (sometimes referred to as "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The Short-Term Funding Agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a Short-Term Funding Agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. In determining dollar-weighted average portfolio maturity, a Short-Term Funding Agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable Amount Master Demand Note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of Variable Amount Master Demand Notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a Variable Amount Master Demand Note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE RATE DEMAND NOTES. Variable Rate Demand Notes are tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Funds also may invest in participation Variable Rate Demand Notes, which provide a Fund with an undivided interest in underlying Variable Rate Demand Notes held by major investment banking institutions. Any purchase of Variable Rate Demand Notes will meet applicable diversification and concentration requirements.

VARIABLE AND FLOATING RATE NOTES. A Variable Rate Note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A Floating Rate Note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated Variable and Floating Rate Notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular Variable or Floating Rate Note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable or Floating Rate Note in the event that the issuer of the note defaulted on its payment obligations and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or Floating Rate Notes may be secured by bank letters of credit.

Variable or Floating Rate Notes may have maturities of more than one year, as follows:

1. A Variable or Floating Rate Note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A Variable or Floating Rate Note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A Variable or Floating Rate Note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A Variable or Floating Rate Note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
 As used above, a note is "subject to a demand feature" where a Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

EXTENDIBLE DEBT SECURITIES. Extendible Debt Securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.

RECEIPTS. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

ZERO-COUPON BONDS. Zero-Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero-Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero-Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct Debt Instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct Debt Instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations are obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

WHEN-ISSUED SECURITIES. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when issued securities for speculative purposes, but only in furtherance of its investment objective.

DELAYED-DELIVERY TRANSACTIONS. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.
The Fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

MORTGAGE-BACKED SECURITIES--IN GENERAL. Mortgage-Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal, and prepayments (net of a service fee).

Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage-Backed Securities are often subject to more rapid prepayment of principal than their stated maturity indicates. In addition, during periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool. Conversely, in periods of rising interest rates, prepayment rates tend to decrease, lengthening a pool's average life. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities.

A Fund may purchase Mortgage-Backed Securities at a premium or at a discount. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Among the U.S. Government securities in which a Fund may invest are Government Mortgage-Backed Securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the Mortgage-Backed Securities themselves or of the Fund's shares.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. Certain obligations of certain agencies and instrumentalities of the U.S. Government are Mortgage-Backed Securities. Some such obligations, such as those issued by GNMA are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of Mortgage-Backed Securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

GNMA CERTIFICATES. Certificates of the GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC SECURITIES. The FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates, and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA SECURITIES. The FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-Backed Securities in which a Fund may invest may also include CMOs. CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-related securities issued by non-governmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers, thereof will be considered in determining whether a Non-Governmental Mortgage-Backed Security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy Non-Governmental Mortgage-Backed Related Securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be invested in illiquid securities.

A Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include CMOs and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. The impact of prepayment of mortgages is described under "Government Mortgage-Backed Securities." Estimated average life will be determined by the Adviser. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models, and in making such determinations, the Adviser will rely on such data except to the extent such data are deemed unreliable by the Adviser. The Adviser might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

ASSET-BACKED SECURITIES. Asset-backed securities are debt securities backed by pools of automobile or other commercial or consumer finance loans. The collateral backing asset-backed securities cannot be foreclosed upon. These issues are normally traded over-the-counter and typically have a short to intermediate maturity structure, depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Like regulated investment companies such as the Trust, a REIT is not taxed on income distributed to its shareholders if the REIT complies with the applicable provisions of the Code. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to Fund expenses.

There are three general categories of REITs: equity, mortgage and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents and may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest primarily in real estate mortgages, derive their income primarily from interest payments on those mortgages. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A REIT's market price may be affected by changes in the value of the underlying property that it owns or by the credit quality of borrowers to whom the REIT lends money. REITs are dependent on property management skills, are not diversified (except as the Code requires), are heavily dependent on cash flow, and are subject to borrower default, self-liquidation, failing to qualify for tax exemption under the Code and/or registration exemption under the 1940 Act.

PREFERRED STOCK. Each Fund may invest in preferred stock issued by domestic and foreign corporations. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights. Preferred stocks typically do not have voting rights.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible debt and convertible preferred stock. These securities may be converted at either a stated price or rate into underlying shares of common stock. As a result, an investor in convertible securities may benefit from increases in the underlying common stock's market price. Convertible securities provide higher yields than the underlying common stock, but typically offer lower yields than comparable non-convertible securities. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and also fluctuates in relation to the underlying stock's price.

FUTURES AND OPTIONS

FUTURES CONTRACTS. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Although futures contracts (other than those relating to indexes) by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a futures commission merchant or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Futures commission merchants may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

The Funds may sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. A Fund may also enter into such transactions in order to terminate existing positions.

The Funds' ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Funds will not enter into futures contract transactions for purposes other than bona fide hedging purposes or as a substitute for the underlying securities to gain market exposure to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. The Trust need not register with the CFTC as a Commodities Pool Operator.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in the value of its portfolio securities. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

OPTIONS. The Funds may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The risk of writing uncovered call options is that the writer of the option may be forced to acquire the underlying security at a price in excess of the exercise price of the option, that is, the price at which the writer has agreed to sell the underlying security to the purchaser of the option. A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund may also write call options as a partial hedge against a possible stock market decline. In view of their investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline. A Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) a Fund's acquisition cost of the securities (excluding any accrued interest which a Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets. See "Variable and Floating Rate Notes" and "Valuation" in this SAI.

A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

Each Fund may write put options from time to time. Such options may be listed on a national securities exchange and issued by the Options Clearing Corporation or traded over-the-counter. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. Each Fund also may purchase index put and call options and write index options. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Utilizing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Trust's Board of Trustees (the "Board"), the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities.

Also, the Adviser may determine some securities to be illiquid.

However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees.

If through a change in values, net assets, or other circumstances, more than 15% of a Fund's net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

SECURITIES LENDING TRANSACTIONS. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. Government Obligations. Generally, a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. Government Obligations. The Funds will not lend portfolio securities to: (a) any "affiliated person" (as that term is defined in the 1940 Act)) of any Fund; (b) any affiliated person of the Investment Adviser; or (c) any affiliated person of such an affiliated person. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Funds will limit their securities lending to 33 1/3% of total assets.

SHORT SALES AGAINST-THE-BOX. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

INVESTMENT GRADE AND HIGH QUALITY SECURITIES. The Funds may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's ("S&P") or "P-1" or "P-2" by Moody's Investors Service, Inc. ("Moody's")) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board.

PARTICIPATION INTERESTS. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

WARRANTS. Warrants are securities that give a Fund the right to purchase equity securities from the issuer at a specified price (the strike price) for a limited period of time, which strike price is usually higher than the current market price at the time of issuance. Because the market price of warrants typically is much lower than the current market price of the underlying securities, they are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

FOREIGN INVESTMENTS. A Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

A Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights.

     VALUATION OF PORTFOLIO SECURITIES FOR THE INVESTMENT QUALITY BOND FUND

Investment securities held by the Investment Quality Bond Fund are valued on the basis of security valuations provided by an independent pricing service, approved by the Trustees, which determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board.

             VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY FUNDS.

Each equity security held by an Equity Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid quotation on that day. Exchange listed convertible debt securities are valued at the bid obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate, based upon pricing procedures approved by the Board. Each security traded in the over-the-counter market (but not including securities reported on the Nasdaq National Market System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security reported on the Nasdaq National Market System is valued at the sales price on the valuation date or absent a last sales price, at the fair market value on that day, as established by an independent pricing service. Non-convertible debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Boards. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange, Inc. (the "NYSE").

Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

                                   PERFORMANCE

From time to time, the "standardized yield," "distribution return," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses. Class B Shares are subject to an asset based service fee of 0.25% of average daily net assets per year and other class-specific expenses.

STANDARDIZED YIELD. The "yield" (referred to as "standardized yield") of the Funds for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                   Standardized Yield = 2 [(a-b + 1)6 - 1]
                                            ---
                                            cd

          The symbols above represent the following factors:

          a =   dividends and interest earned during the 30-day period.

          b =   expenses   accrued   for  the  period   (net  of  any  expense
                reimbursements).

          c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
          d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares of a Fund is subject to different expenses, it is likely that the standardized yields of the share classes of the Funds will differ.

DIVIDEND YIELD AND DISTRIBUTION RETURNS. From time to time a Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a one-year period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a one-year period. The "dividend yield" is calculated as follows:

Dividend Yield        Dividends of the Class for a Period of One-Year
of the Class    =     ----------------------------------------------
                      Max. Offering Price of the Class (last day of period)

TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and net capital gain distributions (if any), and any change in the net asset value per share of a Fund over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns (or "annualized total return") are a convenient means of comparing investment alternatives, investors should realize that performance for a Fund is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund. When using total return and yield to compare a Fund with other mutual funds, investors should take into consideration permitted portfolio composition methods used to value portfolio securities and computing offering price.

TOTAL RETURNS. The "average annual total return" of a Fund, or of each class of a Fund, is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                   (  ERV  )1n - 1 = Average Annual Total Return
                     -----
                   (   P   )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                      ERV - P = Total Return
                      -------
                       P

Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

From time to time the Funds also may quote an "average annual total return at net asset value" or a cumulative "total return at net asset value." It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares and takes into consideration the reinvestment of dividends and capital gains distributions.

OTHER PERFORMANCE COMPARISONS.

From time to time a Fund may publish the ranking of its performance or the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds and their classes against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish the ranking of its performance or performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2), and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

The total return on an investment made in a Fund or in Class A or Class B shares of a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer

Price Index, the Standard & Poor's 500 Index (the "S&P 500"), the Standard & Poor's SmallCap Index, and the Lehman Aggregate Bond Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The S&P 500 is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of the Funds or Class A or Class B shares of a Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.) A Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-539-FUND.

Investors may also judge, and a Fund may at times advertise, the performance of a Fund or of Class A or Class B shares of a Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., S&P, and Lehman Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications:
IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, and U.S.A. Today. In addition to yield information, general information about a Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Since the Funds will have essentially the same portfolio management team, investment objective, policies and restrictions as other accounts or funds managed by KAM, the Prospectuses contain the performance records of these accounts and funds. (See "Performance" in the Prospectuses.) KAM has prepared and presented this performance information in the Prospectuses in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR has not been involved with the preparation or review of this report. The Funds' composites included all discretionary, fee-paying accounts with assets greater than or equal to $2 million for balanced accounts, $1 million for single asset accounts, $10 million for fixed income accounts (increased from $1 million as of January 1, 1996), $20 million for structured cash accounts, and $1 million for individual investment segments other than fixed income accounts. Accounts with assets below these thresholds are too small to be representative. All accounts are U.S. currency based.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

            ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The NYSE is scheduled to be closed for the following holidays: New Year's Day, Dr. Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. This holiday closing schedule is subject to change.

When the NYSE or the Federal Reserve Board of Cleveland is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds will determine their net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days' notice prior to terminating or modifying a Fund's exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser's judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

PURCHASING AND REDEEMING SHARES.

As described in the Prospectuses, shares of the Funds may be purchased and redeemed solely through variable contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The separate accounts purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be effected on that day pursuant to variable contracts and variable life insurance policies but only on days when the NYSE is open for trading. Such purchases and redemptions of Fund shares are effected at its net asset value per share determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on that same day. Payment for redemptions will be made by the participating insurance company on behalf of the Trust and the applicable Fund within seven days. No fee is charged the separate accounts of the participating insurance companies when they redeem Fund shares.

The Trust may suspend the right of redemption of Fund shares any may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted;
(ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of a Fund's shareholders; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment of redemption proceeds.

Should any conflict arise between variable contract and variable life insurance policy holders that would require the withdrawal of a substantial amount of Fund assets, orderly portfolio management could be disrupted to the detriment of such contract and policy holders.

The two classes of shares each represent an interest in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the service fees to which Class B shares are subject.

EXCHANGING SHARES.

Shares of a Fund may be exchanged for the same class of shares of any other fund of the Trust. For example, an investor can exchange Class B shares of a Fund only for Class B shares of another Fund.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. Each Fund ordinarily declares and pays dividends quarterly. If a Fund makes a capital gains distribution, it is declared and paid annually. The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by a Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, Class B dividends will differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations that are not described in the Prospectuses and generally affect each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

Each Fund intends to qualify as a regulated investment company ("RIC") under the Code. If so qualified, a Fund will not be subject to federal income tax on its investment company taxable income and net capital gains to the extent that such investment company taxable income and net capital gains are distributed in each taxable year to the variable annuity or variable life insurance contracts ("Contracts") of participating insurance companies that hold its shares. In addition, if a Fund distributes annually to the Contracts its ordinary income and capital gain net income, in the manner prescribed in the Code, it will also not be subject to the 4% federal excise tax otherwise applicable to a RIC on any of its undistributed income or gains. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies. Under current tax law, capital gains or dividends from any Fund are not currently taxable to a holder of a Contract when left to accumulate within such Contract.

Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies based on such account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, the RIC will not be treated as a single investment of the account for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. Each Fund plans to satisfy these conditions at all times so that each Contract of a participating insurance company investing in the Funds will be treated as adequately diversified under the Code and Regulations.

For information concerning the federal income tax consequences to the holders of Contracts, such holders should consult the prospectuses for their particular Contract.

                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently eight Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The  Trustees  of  the  Trust,  their  addresses,   ages,  and  their  principal
occupations during the past five years are as follows:


                                Position(s)
Name, Address and Age           Held With theTrust     Principal Occupation During Past 5 Years
---------------------           ------------------     ----------------------------------------


Roger  Noall,*63                 Chairman and          Since 1996, Executive of KeyCorp;  from 1995 to 1996, General
c/o Brighton Apt. 1603             Trustee             Counsel and Secretary of KeyCorp;  from 1994 to 1996,  Senior
8231 Bay Colony Drive                                  Executive  Vice  President  and  Administrative   Officer  of
Chief Naples, FL 34108                                 KeyCorp;  from 1985 to 1994,  Vice  Chairman of the Board and
                                                       Chief  Administrative  Officer  of Society  Corporation  (now
                                                       known as KeyCorp).


Leigh A. Wilson,** 53               President and      Since  1989,  Chairman  and  Chief  Executive  Officer,   New
New Century Care, Inc.              Trustee            Century Care, Inc.  (merchant  bank);  since 1995,  Principal
53 Sylvan Road North                                   of  New  Century  Living,   Inc.;  since  1989,  Director  of
Westport, CT  06880                                    Chimney    Rock    Vineyard    and   Chimney   Rock   Winery;
                                                       President and Director of Key Mutual Funds.


Edward P. Campbell, 48              Trustee            Since October 1997,  President,  Chief Executive  Officer and
Nordson Corporation                                    Director of Nordson Corporation  (manufacturer of application
28601 Clemens Road                                     equipment);  July 1996 to October  1997,  President and Chief
Westlake, OH  44145                                    Operating Officer of Nordson Corporation;  from March 1994 to
                                                       July  1996,  Executive  Vice  President  and Chief  Operating
                                                       Officer of Nordson Corporation;  from May 1988 to March 1994,
                                                       Vice President of Nordson Corporation;  from 1987 to December
                                                       1994,  member  of  the  Supervisory  Committee  of  Society's
                                                       Collective  Investment  Retirement  Fund;  from  May  1991 to
                                                       August 1994,  Trustee,  Financial  Reserves Fund and from May
                                                       1993 to August 1994,  Trustee,  Ohio  Municipal  Money Market
                                                       Fund. Currently, Director of Key Mutual Funds.



Dr. Harry Gazelle, 70               Trustee            Retired radiologist, Drs. Hill and Thomas Corporation.
17822 Lake Road
Lakewood, OH  44107


                             27

Eugene J. McDonald, 66              Trustee            Since   1990,    Executive    Vice    President   and   Chief
Duke Management Company                                Investment    Officer   for   Asset    Management   of   Duke
2200 West Main Street                                  University   and  President   and  CEO  of  Duke   Management
Suite 1000                                             Company;   Director  of  CCB  Financial   Corporation,   Flag
Durham, NC  27705                                      Group  of  Mutual  Funds,   DP  Mann  Holdings,   Key  Mutual
                                                       Funds,   Greater  Triangle  Community   Foundation,   and  NC
                                                       Bar Association Investment Committee.

Dr. Thomas F. Morrissey, 65         Trustee            1995   Visiting   Scholar,   Bond   University,   Queensland,
Weatherhead School of                                  Australia; Professor,  Weatherhead School of Management, Case
Management                                             Western Reserve University; from 1989 to 1995, Associate Dean
Case Western Reserve                                   of Weatherhead  School of  Management;  from 1987 to December
University                                             1994,  Member  of  the  Supervisory  Committee  of  Society's
10900 Euclid Avenue                                    Collective  Investment  Retirement  Fund;  from  May  1991 to
Cleveland, OH  44106-7235                              August 1994,  Trustee,  Financial  Reserves Fund and from May
                                                       1993 to August 1994,  Trustee,  Ohio  Municipal  Money Market
                                                       Fund.


H. Patrick Swygert, 55              Trustee            Since  1995,  President,  Howard  University;  from  1990  to
Howard University                                      1995  President,  State  University  of New  York at  Albany;
2400 6th Street, N.W.                                  from  1987  to  1990,   Executive  Vice   President,   Temple
Suite 402                                              University.
Washington, DC  20059


Frank A. Weil, 67                   Trustee            Chairman   and   Chief   Executive   Officer   of   Abacus  &
Abacus & Associates                                    Associates,  Inc.  (private  investment  firm);  Director and
147 E. 47th Street                                     President   of   the   Norman   and   Hickrill   Foundations;
New York, NY  10017                                    Director   of   Key   Mutual    Funds;    Director,    Trojan
                                                       Industries.  Formerly,  United States Assistant  Secretary of
                                                       Commerce for Industry and Trade.



* Mr. Noall is an "interested person" and an "affiliated person" of the Trust.

** Mr. Wilson is deemed to be an "interested person" of the Trust under the 1940 Act solely by reason of his position as President.

The Board presently has an Investment Policy Committee, a Business, Legal, and Audit Committee, and a Nominating Committee. The members of the Investment Policy Committee are Messrs. Wilson and Morrissey, who will serve until August 1999. The function of the Investment Policy Committee is to review the existing investment policies of the Trust, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Trust's shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell, and Gazelle who will serve until August 1999. The function of the Business, Legal, and Audit Committee is to recommend independent auditors and monitor accounting and financial matters and to review compliance and contract matters. Mr. Campbell is the Chairman of the Nominating Committee which nominates persons to serve as Independent Trustees and Trustees to serve on committees of the Board.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.

Each Trustee receives an annual fee of $2,500 for serving as Trustee of all the Funds of the Trust, and an additional per meeting fee ($500 in person and $250 per telephonic meeting). The Adviser pays the fees and expenses of Mr.
Noall.

The following table indicates the compensation that each Trustee is expected to receive from the Victory "Fund Complex"(1) for the 12 month period ending December 31, 1999.




                               Pension or
                               Retirement       Estimated
                                Benefits         Annual         Aggregate     Total Compensation
                               Accrued as       Benefits       Compensation      from Victory
                                  Fund            Upon          from Trust     "Fund Complex"(1)
                                Expenses       Retirement
Leigh A. Wilson                   -0-             -0-             $5,000             $50,000
Edward P. Campbell                -0-             -0-              5,000              41,600
Harry Gazelle                     -0-             -0-              5,000              41,600
Eugene J. McDonald                -0-             -0-              5,000              41,600
Thomas F. Morrissey               -0-             -0-              5,000              41,600
H. Patrick Swygert                -0-             -0-              5,000              41,600



(1) There are currently 39 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the board of each fund in the "Fund Complex."

OFFICERS.

The officers of the Trust, their ages, and principal occupations during the past five years, are as follows:


                                  Position(s) with
Name and Age                          the Trust      Principal Occupation During Past 5 Years
------------                          ---------      ----------------------------------------


Leigh A. Wilson, 53               President and      See biography under "Board of Trustees."
                                  Trustee

William B. Blundin, 59            Vice President     Senior   Vice   President   of  BISYS  Fund   Services   ("BISYS");
                                                     officer  of  other  investment  companies  administered  by  BISYS;
                                                     President  and  Chief  Executive  Officer  of  Vista  Broker-Dealer
                                                     Services,   Inc.,   Emerald   Asset   Management,   Inc.   and  BNY
                                                     Hamilton Distributors, Inc., registered broker/dealers.

J. David Huber, 51                Vice President     Vice President of BISYS.

Gary Tenkman, 27                  Treasurer          Since  April  1998,  Director,   Financial  Services,  BISYS;  from
                                                     July  1993  to  March   1998,   Ernst  &  Young   LLP,   Cincinnati
                                                     (Audit   Manager   of  the  Ohio   Valley   Investment   Management
                                                     Services Group (8/97 to 3/98),  Audit Senior (8/94 to 7/97);  Audit
                                                     Staff (7/93 to 7/94)).

Michael J. Sullivan, 32           Secretary          Since  December  1996,  Vice  President  of  BISYS;  from  February
                                                     1995   to   November   1996,   President,   Performance   Financial
                                                     Group  (a  mutual  fund  consulting  firm);  from  January  1993 to
                                                     January    1995,     CEO,     Performance     Enterprises,     Inc.
                                                     (manufacturing company).

Jay G. Baris, 44                  Assistant          Since  1994,  Partner,  Kramer,  Levin,  Naftalis &  Frankel;  from
                                  Secretary          1992 to 1994, Partner, Reid & Priest.


                                       29


Alaina V. Metz, 30                Assistant          Since June 1995,  Chief  Administrative  and  Regulatory  Services,
                                  Secretary          BISYS;  from  May  1989  to  June  1995,  Supervisor,  Mutual  Fund
                                                     Legal Department, Alliance Capital Management.


The mailing address of each of the officers of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of the Trust (other than Mr. Wilson) receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust as Administrator.

As of July 31, 1998, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Funds.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER.

One of the Fund's most important contracts is with its investment adviser, KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1998, KeyCorp had an asset base of $76 billion, with banking offices in 13 states from Maine to Alaska, and trust and investment offices in 14 states. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies.
KeyBank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by the Adviser.

          .20 OF 1% OF AVERAGE DAILY NET ASSETS
                   Investment Quality Bond Fund

          .30 OF 1% OF AVERAGE DAILY NET ASSETS
                   Diversified Stock Fund
                   Small Company Value Fund

THE INVESTMENT ADVISORY AGREEMENT.

Unless sooner terminated, the Investment Advisory Agreement between KAM and the Trust, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

GLASS-STEAGALL ACT.

In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board of Governors in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of Key Trust Company of Ohio, N.A. ("Key Trust") and the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust and the Adviser; (2) descriptions of certain personnel and their functions; and
(3) statistics and rankings related to the operations of Key Trust and the Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement, the Adviser determine, subject to the general supervision of the Board, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds.

The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Key Trust or its affiliates, or BISYS or its affiliates, and will not give preference to Key Trust's correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the securities in which the Funds invest, and the Funds may invest in similar securities. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR.

BISYS (or the "Administrator") serves as administrator to the Funds pursuant to an administration agreement dated August 28, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement), subject to the supervision of the Board.

For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund pays BISYS an annual fee, computed daily and paid monthly, at the following annual rates based on each Fund's average daily net assets:

     .15% for portfolio assets of $300 million and less,

     .12% for the next $300 million  through  $600 million of portfolio  assets;
          and

     .10% for portfolio assets greater than $600 million.

BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such renewal is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, BISYS assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.

SUB-ADMINISTRATOR.

KAM serves as sub-administrator to the Funds pursuant to a sub-administration agreement dated August 28, 1998 (the "Sub-Administration Agreement"). As
sub-administrator, KAM assists the Administrator in all aspects of the operations of the Funds, except those performed by KAM under its Investment Advisory Agreement.

For services provided under the Sub-Administration Agreement, the Administrator pays KAM a fee, with respect to each Fund, calculated at the annual rate of up to five one-hundredths of one percent (0.05%) of such Fund's average daily net assets. Except as otherwise provided in the Administration Agreement, KAM shall pay all expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, unless written notice not to renew is given by the non-renewing party.

Under the Sub-Administration Agreement, KAM's duties include maintaining office facilities, furnishing statistical and research data, compiling data for various state and federal filings by the Funds, assist in mailing and filing the Funds' annual and semi-annual reports to shareholders, providing support for board meetings, and arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder.

DISTRIBUTOR.

BISYS serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

DISTRIBUTION AND SERVICE PLAN

The Trust, on behalf of the Class A Shares of the Funds, has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides, in substance, that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Board has adopted the Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. Under the Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of their shares, such payment is authorized by the Plan.

The Plan specifically recognizes that the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Class A Shares of the Funds. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues. to make payments to third parties that provide assistance in selling the Funds' Class A Shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Board. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Funds and their Class A shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the Funds other than the advisory and administrative fees authorized under the investment advisory and administration agreements. To the extent that the Plan gives the Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Funds, additional sales of the Funds' Class A Shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.


CLASS B SHARES DISTRIBUTION PLAN.

The Trust, on behalf of the Class B Shares of each Fund, has adopted a Distribution Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund will pay the Distributor a fee at the annual rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares. In approving the 12b-1 Plan, described in the Class B Share prospectus, the Board reviewed the 12b-1 Plan and related materials, including information relating to the advantages and disadvantages of Rule 12b-1 plans currently in use by other mutual funds. Legal counsel for the Trust provided additional information, summarized the 12b-1 Plan's provisions and discussed legal and regulatory issues relating to the 12b-1 Plan's adoption.

In reviewing the 12b-1 Plan, the Board considered  various  factors,  including:
(a) the circumstances that would make implementation of a Rule 12b-1 plan necessary and appropriate; (b) the way that the 12b-1 Plan would address those circumstances, including the nature and amount of potential expenditures; (c) the anticipated benefits; (d) the possible benefits of the 12b-1 Plan to others relative to the Trust; (e) the merits of alternative plans; (f) competitive conditions in the variable products industry; and (g) the relationship of the 12b-1 Plan to other distribution efforts of the Trust.

Based on this review, and in light of its state and Federal law fiduciary duties, the Board, exercising its business judgment, determined that the 12b-1 Plan is reasonably likely to benefit the Trust and the contract and policy holders in the following ways: (a) payments under the 12b-1 Plan would motivate the participating insurance companies to educate contract and policy holders and sales people concerning the Funds and to maintain and enhance the level of services provided to contract and policy holders; and (b) the adoption of the 12b-1 Plan would maintain and possibly increase net assets under management.

The 12b-1 Plan and any Rule 12b-1-related agreement that is entered into by the Trust or the Distributor in connection with the 12b-1 Plan will continue in effect for a period of more than one year, so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or Rule 12b-1-related agreement, as applicable. In addition, the 12b-1 Plan and any Rule 12b-1-related agreement may be terminated as to any Fund's Class B Shares, without penalty, by a vote of a majority of the outstanding Class B Shares of that Fund or by a vote of a majority of the Independent Trustees. The 12b-1 Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B Shares of a Fund without the approval of Class B shareholders of that Fund.

TRANSFER AGENT.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds. Boston Financial Data Services, Inc. ("BFDS") serves as the dividend disbursing agent and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Trust, State Street has agreed (1) to issue and redeem shares of the Trust;
(2) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Trust's operations. BFDS is located at Two Heritage Drive, Quincy, Massachusetts 02171.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Funds as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals which require a shareholder vote; and (10) providing such other similar services as the Trust may reasonably request to the extent permitted under applicable statutes, rules or regulations.

OTHER SERVICING PLANS.

In connection with certain servicing plans, the Funds have made certain commitments that: (i) provide for one or more brokers to accept on the Funds' behalf, purchase and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf; (iii) provide that the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order; and (iv) provide that customer orders will be priced at the Funds' Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. ("BISYS, Inc.") serves as fund accountant for the all of the Funds pursuant to a fund accounting agreement with the Trust dated August 28, 1998 (the "Fund Accounting Agreement"). As fund accountant for the Trust, BISYS, Inc. calculates each Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per Fund and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

CUSTODIAN.

Cash and securities owned by each of the Funds are held by Key Trust as custodian pursuant to a Custodian Agreement dated August 28, 1998. Cash and securities owned by the Funds are also held by Morgan Stanley Trust Company ("Morgan Stanley") as sub-custodian, and certain foreign sub-custodians, pursuant to a Sub-Custody Agreement. Under these Agreements, Key Trust and Morgan Stanley each (1) maintains a separate account or accounts in the name of each respective fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Trust's operations. Key Trust may, with the approval of a Fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

PricewaterhouseCoopers LLP, located at 100 East Broad Street, Columbus, Ohio 43215, serves as the Trust's independent accountants.

LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.

EXPENSES.

The Funds bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.

The Trust is a Delaware business trust and was formed on February 11, 1998. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust currently has six series of shares, three of which represent interests in Class A Shares and Class B Shares of the Funds.

The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

MISCELLANEOUS.

As used in the Prospectuses and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectuses and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

KAM may be deemed to control the Trust.

THE PROSPECTUSES AND THIS SAI ARE NOT AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES AND THIS SAI.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.

The NRSROs that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's and S&P. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

                            PART C. OTHER INFORMATION
                            -------------------------

ITEM 23. EXHIBITS
         --------

         (a) (1)  Certificate of Trust.

         (a) (2)  Trust Instrument.

         (b)      By-laws.

         (c)      Not Applicable.

         (d) Investment Advisory Agreement between Registrant and Key Asset Management Inc. ("KAM").*

         (e) Distribution Agreement between Registrant and BISYS Fund Services ("BISYS").*

         (f)      Not Applicable.

         (g) Custodian Agreement between Registrant and Key Trust Company of Ohio, N.A.*

         (h)      Not Applicable.

         (i)(1)   Opinion  of  Kramer,  Levin,  Naftalis  &
                  Frankel as to legality of securities being registered.*

         (i)(2) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant.*

         (j)(1)   Consent  of  Kramer,  Levin,  Naftalis  &
                  Frankel, counsel to Registrant.

         (j)(2)   Consent of Pricewaterhouse Coopers LLP, Independent
                  Accountants.

         (k)      Not Applicable.

         (l)      Purchase Agreement.*

         (m)      Rule 12b-1 Distribution Plan.*

         (n)      Not Applicable.

         (o)      Rule 18f-3 Plan.*

         (p) Powers of Attorney of Leigh A. Wilson, Roger Noall, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert, Frank A. Weil and Eugene J. McDonald.

--------------------------

         *  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

         None.

ITEM 25. INDEMNIFICATION
         ---------------

          Article X, Section 10.02 of Registrant's Delaware Trust Instrument, attached hereto as Exhibit (a)(2), provides for the indemnification of Registrant's Trustees and officers, as follows:

         "SECTION 10.02 INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "1940 Act"), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
            ----------------------------------------------------

         KAM is the investment adviser to each of Registrant's Funds. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $76 billion as of June 30, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $64 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

         To the knowledge of Registrant, none of the directors or officers of KAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

Directors:

     William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

     Richard  J.  Buoncore,  Senior  Managing  Director,   President  and  Chief
     Operating Officer.

     Anthony Aveni, Senior Managing Director and Chief Investment Officer.

     Vincent DeP. Farrell, Senior Managing Director and Chief Investment Officer. Also Chief Investment Officer, Executive Vice President and Managing Director of Spears, Benzak, Salomon & Farrell Division ("SBSF").

     Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.

     Gary R. Martzolf, Senior Managing Director.

Other Officers:

     Charles G. Crane, Senior Managing Director and Chief Market Strategist.

     James D. Kacic, Chief Financial Officer, Chief Administrative Officer, and Senior Managing Director.

     William R. Allen, Managing Director.

     Michael Foisel, Assistant Treasurer.

     Michael Stearns, Chief Compliance Officer.

     William J. Blake, Secretary.

     Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KMC.

     Kathleen A. Dennis, Senior Managing Director.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.


ITEM 27.   PRINCIPAL UNDERWRITERS
           ----------------------

     (a) BISYS, Registrant's administrator, also acts as the distributor for the following investment companies as of July 24, 1998.

                               Alpine Equity Trust
                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                 The Kent Funds
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds

                        The Republic Advisor Funds Trust
                          Puget Sound Asset Management
                            The Republic Funds Trust
                           The Riverfront Funds, Inc.
                      SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           Vintage Mutual Funds, Inc.

     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS, as of June 15, 1998 were as follows:

          Lynn J. Mangum, Chairman and CEO.

          Dennis Sheehan, Director, Executive Vice President and Treasurer.

          J. David Huber, President.

          Kevin J. Dell, Vice President and Secretary.

          Mark Rybarczyk, Senior Vice President.

          William Tomko, Senior Vice President.

          Michael D. Burns, Vice President.

          David Blackmore, Vice President.

          Steve Ludwig, Compliance Officer.

          Robert Tuch, Assistant Secretary.

         The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

ITEM I.    LOCATION OF ACCOUNTS AND RECORDS
           --------------------------------

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)  KeyBank  National  Association,  127 Public  Square,  Cleveland,  Ohio
          44114-  1306  (records   relating  to  its  functions  as  shareholder
          servicing agent).

     (3) BISYS Fund Services, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (4)  State  Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
          Massachusetts   02110-3875  (records  relating  to  its  functions  as
          transfer agent).

     (5) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (6) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

     (7) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian).

ITEM 29.   MANAGEMENT SERVICES
           -------------------
           Not applicable.


ITEM 30.   UNDERTAKING
           -----------

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding voting securities, and to assist in communications with other shareholders, as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 21st day of August, 1998.

                                                     THE VICTORY VARIABLE FUNDS


                                                     By:  /s/Leigh A. Wilson
                                                          --------------------
                                                          Leigh A. Wilson
                                                          President and Trustee



       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of August, 1998.


/s/ Roger Noall                             Chairman of the Board and Trustee
---------------------
Roger Noall

/s/ Leigh A. Wilson                         President and Trustee
---------------------
Leigh A. Wilson

/s/Gary Tenkman                             Treasurer
---------------------
Gary Tenkman

      *                                     Trustee
---------------------
Edward P. Campbell

      *                                     Trustee
---------------------
Harry Gazelle

      *                                     Trustee
---------------------
Thomas F. Morrissey

      *                                     Trustee
---------------------
H. Patrick Swygert

      *                                     Trustee
---------------------
Frank A. Weil

      *                                     Trustee
---------------------
Eugene J. McDonald

*By: /s/ Carl Frischling
     -------------------
     Carl Frischling
     Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------


(a)(1)  Certificate of Trust.

(a)(2)  Trust Instrument.

(b)     By-laws.

(j)(1)  Consent of Kramer, Levin, Naftalis & Frankel, counsel to Registrant.

(j)(2)  Consent of PricewaterhouseCoopers LLP, Independent Accountants.

(p) Powers of Attorney of Leigh A. Wilson, Roger Noall, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissy, H. Patrick Swygert, Frank A. Weil and Eugene J. McDonald.